Right of Use Asset and Lease Liability - Schedule of lease disclosures (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of quantitative information about right-of-use assets [Line Items]
Interest expense on lease liabilities	$ 236,600	$ 87,852
Total cash outflow for leases	2,394,103	670,487
Lease liabilities [Member]
Disclosure of quantitative information about right-of-use assets [Line Items]
Interest expense on lease liabilities	236,600	87,852
Income from sub-leasing	9,786
Total cash outflow for leases	$ 2,561,297	$ 762,908